Reinsurance - Effects Of Reinsurance (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Premiums and other considerations:
Premiums and other considerations, Direct	$ 3,594.5	$ 2,912.3	$ 6,423.8	$ 5,216.5	$ 4,869.7
Premiums and other considerations, Assumed	263.2	256.0	517.0	503.5	494.3
Premiums and other considerations, Ceded	(377.8)	(240.5)	(544.1)	(455.7)	(650.0)
Net premiums and other considerations	3,479.9	2,927.8	6,396.7	5,264.3	4,714.0
Benefits, claims and settlement expenses:
Benefits, claims and settlement expenses, Direct	4,528.3	3,687.6	8,022.0	6,579.3	6,460.7
Benefits, claims and settlement expenses, Assumed	505.6	412.7	853.7	772.1	727.8
Benefits, claims and settlement expenses, Ceded	(1,273.1)	(751.9)	(1,649.5)	(1,468.7)	(571.0)
Net benefits, claims and settlement expenses	3,760.8	3,348.4	7,226.2	5,882.7	6,617.5
Liability for future policy benefits remeasurement (gain) loss:
Liability for future policy benefits remeasurement (gain) loss, Direct	23.7	12.1	466.9	(166.5)	(12.4)
Liability for future policy benefits remeasurement (gain) loss, Assumed	8.8	12.0	269.6	(8.3)	10.9
Liability for future policy benefits remeasurement (gain) loss, Ceded	408.6	(29.2)	(789.0)	(85.0)	1.9
Net liability for future policy benefits remeasurement (gain) loss	$ 441.1	$ (5.1)	$ (52.5)	$ (259.8)	$ 0.4